Fixed assets	12 Months Ended
Dec. 31, 2022
Fixed assets
Fixed assets

Note 8    Fixed assets

8.1    Gains (losses) on disposal of fixed assets

(in millions of euros)	2022	2021	2020

Transfer price	347	163	444
Net book value of assets sold	(187)	(111)	(223)
Proceeds from the disposal of fixed assets (1)	159	52	221

(1)	In 2022, gains (losses) on disposal of fixed assets related to the sale and leaseback transactions amount to 14 million euros and includes property asset disposals in Poland. In 2021, included property asset disposals in France for 10 million euros.

In 2020, included property asset disposals in France and mobile site disposal in Spain for 143 million euros.

8.2    Depreciation and amortization

(in millions of euros)

Depreciation and amortization of intangible assets

(in millions of euros)

Depreciation and amortization of property, plant and equipment

(in millions of euros)

Accounting policies

Assets are amortized to expense their cost (generally with no residual value deducted) on a basis that reflects the pattern in which their future economic benefits are expected to be consumed. The straight-line basis is usually applied. The useful lives are reviewed annually and are adjusted if current estsimated useful lives differ from previous estimates. This may be the case for outlooks on the implementation of new technologies (for example, the replacement of copper local loop by optical fiber). These changes in accounting estimates are recognized prospectively.

Main assets	Depreciation period (average)
Brands acquired	Up to 15 years, except for the Orange brand with an indefinite useful life
Customer bases acquired	Expected life of the commercial relationship: 3 to 16 years
Mobile network licenses	Grant period from the date when the network is technically ready and the service can be marketed
Indefeasible Rights of Use of submarine and terrestrial cables	Shorter of the expected period of use and the contractual period, generally less than 20 years
Patents	20 years maximum
Software	5 years maximum
Development costs	3 to 5 years
Buildings	10 to 30 years
Transmission and other network equipment	5 to 10 years
Copper cables, optical fiber and civil works	10 to 30 years
Computer hardware	3 to 5 years

8.3    Impairment of fixed assets

(in millions of euros)	2022	2021	2020
Mobile Financial Services(1)	(21)	—	—
Enterprise	(20)	—	—
France	(15)	(1)	(15)
Poland	(2)	(11)	(7)
International Carriers & Shared Services	—	(2)	(7)
Other	1	(2)	(1)
Total of impairment of fixed assets	(56)	(17)	(30)

(1)The impairment of fixed assets resulting from impairment tests on Cash-Generating Units (CGUs) are described in Note 7.1.

Key assumptions and sensitivity of the recoverable amount of the Orange brand

The key assumptions and sources of sensitivity used in the assessment of the recoverable amount of the Orange brand are similar to those used for the goodwill of consolidated activities (see Note 7.3), which affect the revenue base and potentially the level of brand royalties.

Other assumptions that affect the assessment of the recoverable amount are as follows:

	December 31,	December 31,	December 31,
	2022	2021	2020
Basis of recoverable amount	Value in use	Value in use	Value in use
Source used	Internal plan	Internal plan	Internal plan
Methodology	Discounted net fees	Discounted net fees	Discounted net fees
Perpetuity growth rate	1.4%	1.3%	1.2%
Post-tax discount rate	8.2%	7.7%	6.9%
Pre-tax discount rate	10.5%	9.8%	8.3%

The sensitivity analysis did not highlight any risk of impairment of the Orange brand.

Accounting policies

Given the nature of its assets and businesses, most of the Group’s individual assets do not generate cash inflows independent of those of the Cash-Generating Units. The recoverable amount is therefore determined at the level of the CGU (or group of CGUs) to which the assets belong, according to a method similar to that described for goodwill.

The Orange brand has an indefinite useful life and is not amortized but is tested for impairment at least annually. Its recoverable amount is assessed based on the expected contractual royalties discounted in perpetuity (and included in the business plan), less costs attributable to the brand’s owner.

8.4    Other intangible assets

	December 31, 2022				December 31,	December 31,
					2021	2020
	Gross value	Accumulated	Accumulated	Net book	Net book	Net book
		depreciation	impairment	value	value	value
		and
(in millions of euros)		amortization
Telecommunications licenses	12,688	(5,773)	(46)	6,869	6,691	6,322
Software	14,235	(9,887)	(69)	4,280	4,331	4,288
Orange brand	3,133	—	—	3,133	3,133	3,133
Other brands	1,085	(136)	(889)	60	69	78
Customer bases	5,270	(5,009)	(15)	246	346	469
Other intangible assets	2,276	(1,715)	(203)	358	370	844
Total	38,686	(22,519)	(1,221)	14,946	14,940	15,135

(in millions of euros)	2022	2021	2020
Net book value of other intangible assets - in the opening balance	14,940	15,135	14,737
Acquisitions of other intangible assets	2,678	2,842	2,935
o/w telecommunications licenses(1)	1,060	926	969
Impact of changes in the scope of consolidation(2)	35	(888)	31
Disposals	(5)	(4)	(4)
Depreciation and amortization	(2,418)	(2,363)	(2,309)
Impairment	(33)	(40)	(24)
Translation adjustment	(245)	92	(176)
Reclassifications and other items(3)	(7)	165	(55)
Net book value of other intangible assets - in the closing balance	14,946	14,940	15,135

(1)	In 2022, mainly includes the acquisition of the 5G licenses in Romania for 319 million euros and in Belgium for 213 million euros, and for the 2600 MHz band license in Egypt for 311 million euros. In 2021, included the acquisition of the 5G license in Spain for 611 million euros and the renewals in France of the 2G licenses for 207 million euros and the 3G licenses for 57 million of euros. In 2020, included to the acquisition of the 5G license in France for 875 million euros and in Slovakia for 37 million euros.
(2)	In 2021, mainly included the effects of the loss of sole control over Orange Concessions.
(3)	In 2021, mainly included incentive bonus fees on penetration rates and business continuity payable by the Public Initiative Networks to the local authorities for 195 million euros.

Internal costs capitalized as intangible assets

Internal costs capitalized as intangible assets include to labor expenses and amount to 418 million euros in 2022, 399 million euros in 2021 and 405 million euros in 2020.

Information on telecommunications licenses at December 31, 2022

Orange’s principal commitments under licenses awarded are disclosed in Note 16.

(in millions of euros)	Gross value	Net book value	Residual useful life(1)
5G (2 licenses)	876	754	12.8 and 14.4
LTE (5 licenses)	2,187	1,356	8.8 to 14.4
UMTS (3 licenses)	342	155	7.4 to 13.9
GSM (2 licenses)	208	171	8.3 and 13.9
France	3,613	2,436
5G (4 licenses)	1,041	956	8.0 and 18.7
LTE (3 licenses)	545	279	8.0 to 8.3
GSM (2 licenses)	285	98	9.0
Spain	1,871	1,333
LTE (6 licenses)	1,200	459	4.7 to 15
UMTS (1 license)	76	33	6.6
Poland	1,276	492
LTE (2 license)	543	429	9.0 and 11.0
UMTS (1 license)	103	27	9.0
GSM (2 licenses)	291	67	9.0
Egypt	937	523
LTE (1 license)	59	40	13.0
UMTS (1 license)	28	9	10.0
GSM (1 license)	725	135	10.0
Morocco	812	184
5G (1 license)	319	319	25.0
LTE (1 license)	184	77	6.3
UMTS (1 license)	100	47	8.0
GSM (1 license)	292	91	6.3
Romania	895	534
5G (1 license)	66	66	25.0
LTE (1 license)	94	48	17.4
UMTS (3 licenses)	151	66	12.2 à 20.3
GSM (1 license)	203	78	16.3
Jordan	514	258
5G (2 licenses)	236	230	17.3 to 19.7
LTE (2 licenses)	140	74	4.4 and 10.9
Belgium	376	304
5G (3 licenses)	54	51	2.7 to 20.3
LTE (3 licenses)	76	31	2.7 to 6
UMTS (1 license)	46	8	3.7
GSM (1 license)	66	9	3.0
Slovensko	242	99
Other	2,152	706
Total	12,688	6,869

(1)	In number of years, at December 31, 2022.

Accounting policies

Intangible assets mainly consist of acquired brands, acquired customer bases, telecommunications licenses and software, as well as operating rights granted under certain concession agreement.

Intangible assets are initially recognized at acquisition or production cost. The payments indexed to revenue, especially for some telecommunications licenses, are expensed in the relevant periods.

The operating rights granted under certain concession arrangements are recognized in other intangible assets and correspond to the right to charge users of the public service (see Note 4.1).

8.5    Property, plant and equipment

	December 31, 2022				December 31,	December 31,
					2021	2020
(in millions of euros)	Gross value	Accumulated	Accumulated	Net book	Net book	Net book
		depreciation	impairment	value	value	value
		and
		amortization
Networks and devices	99,243	(70,757)	(398)	28,088	27,155	25,825
Land and buildings	8,156	(5,624)	(233)	2,299	2,117	2,018
IT equipment	3,943	(3,149)	(1)	793	784	801
Other property, plant and equipment	1,731	(1,265)	(6)	460	428	431
Total property, plant and equipment	113,073	(80,795)	(639)	31,640	30,484	29,075

Networks and devices are broken down as follows:

(in millions of euros)	2022	2021	2020
Net book value of property, plant and equipment - in the opening balance	30,484	29,075	28,423
Acquisitions of property, plant and equipment	6,329	5,947	5,848
o/w financed assets	229	40	241
Impact of changes in the scope of consolidation (1)	262	130	0
Disposals and retirements	(181)	(102)	(154)
Depreciation and amortization (2)	(4,725)	(4,796)	(4,880)
o/w fixed assets	(4,618)	(4,712)	(4,825)
o/w financed assets	(107)	(84)	(55)
Impairment	(23)	(5)	(6)
Translation adjustment	(291)	129	(319)
Reclassifications and other items (3)	(216)	105	164
Net book value of property, plant and equipment - in the closing balance	31,640	30,484	29,075

(1)In 2022, includes 261 million euros for the purchase price allocation of Telekom Romania Communications (see Note 3.2)

Mainly related, in 2021, to the effects of the acquisition of Telekom Romania Communications and the loss of sole control over the FiberCo in Poland (see Note 3.2).

(2)In 2022, includes the effect of the extension of the amortization period of the copper network in France, resulting in a decrease in depreciation and amortization of 135 million euros.
(3)In 2022, mainly includes the effect of the increase in discount rates on dismantling assets (see Note 8.7).

Financed assets

Financed assets include at December 31, 2022 the set-up boxes in France financed by an intermediary bank: they meet the standard criterion of a tangible asset according to IAS 16. The associated payables to these financed assets are presented in financial liabilities and are included in the definition of the net financial debt (see Note 13.3)

Internal costs capitalized as property, plant and equipment

Internal costs capitalized as property, plant and equipment mainly include labor expenses and amount to 400 million euros in 2022, 450 million euros in 2021 and 462 million euros in 2020.

Accounting policies

Property, plant and equipment is made up of tangible fixed assets and financed assets. It mainly comprises network facilities and equipment.

The gross value of property, plant and equipment is made up of its acquisition or production cost, which includes study and construction fees as well as enhancement costs that increase the capacity of equipment and facilities. Maintenance and repair costs are expensed as incurred, except where they serve to increase the asset’s productivity or extend its useful life.

The cost of property, plant and equipment also includes the estimated cost of dismantling and removing the fixed asset and restoring the site where it was located under the obligation incurred by the Group.

The roll-out of assets by stage, particularly network assets, in the Group’s assessment, does not generally require a substantial period of preparation. As a result, the Group does not generally capitalize the interest expense incurred during the construction and acquisition phase for its property, plant and equipment and intangible assets.

In France, the regulatory framework governing the fiber optic network roll-out (Fiber To The Home – FTTH) organizes the access by commercial operators to the last mile of networks rolled out by another operator on a co-funding basis (ab initio or a posteriori) or through a line access. The sharing of rights and obligations between the various operators co-financing the last mile of networks is classified as a joint operation in accordance with IFRS 11 “Partnerships”: Orange only recognizes in its assets the portions (built or acquired) in networks that it has co-financed or built.

The Group has entered into network sharing arrangements with other mobile operators on a reciprocal basis, which may cover passive infrastructure sharing, active network and even spectrum equipment.

8.6    Fixed assets payables

(in millions of euros)	2022	2021	2020
Fixed assets payable - in the opening balance	4,481	4,640	3,665
Business related variations	124	(206)	1,002
o/w telecommunication licences payable(1)	51	143	618
Changes in the scope of consolidation(2)	—	(199)	—
Translation adjustment	(54)	31	(50)
Reclassifications and other items(3)	30	216	23
Fixed assets payable - in the closing balance	4,581	4,481	4,640
o/w long-term fixed assets payable	1,480	1,370	1,291
o/w short-term fixed assets payable	3,101	3,111	3,349

(1)	In 2022, includes 241 million euros relating to the acquisition of the 5G license in Romania, and (153) million euros paid out for 5G licenses in France. In 2021, included 192 million euros relating to the acquisition of 5G in Spain and (150) million euros paid out for the 5G license in France. Included, in 2020, 725 million euros for the acquisition of the 5G license in France.
(2)	Included (241) million euros in 2021 resulting from the loss of exclusive control of Orange Concessions (see Note 3.2).
(3)	In 2021, mainly included incentive bonus fees on penetration rates and business continuity payable by the Public Initiative Networks to the local authorities for 195 million euros.

Accounting policies

These payables are generated from trading activities. The payment terms may be over several years in the case of infrastructure roll-out and license acquisition. Payables due in more than 12 months are presented in non-current items. Trade payables without specified interest rates are measured at par value if the interest component is negligible. Interest-bearing trade payables are recognized at amortized cost.

Trade payables also include payables that the supplier may have disposed of, with or without notifying financial institutions, in a direct or reverse factoring arrangement (see Note 5.6).

Firm commitments to purchase fixed assets are presented as unrecognized contractual commitments (see Note 16), net of any down payments which are recorded as down payments on fixed assets.

8.7    Dismantling provisions

Asset dismantling obligations mainly relate to the restoration of mobile telephony antenna sites, the treatment of telephone poles, management of waste electrical and electronic equipment and the dismantling of telephone booths.

(in millions of euros)	2022	2021	2020
Dismantling provisions - in the opening balance	897	901	827
Provision reversal with impact on income statement	—	—	—
Discounting with impact on income statement	36	11	2
Utilizations without impact on income statement	(20)	(18)	(12)
Changes in provision with impact on assets(1)	(221)	3	79
Changes in the scope of consolidation	—	—	—
Translation adjustment	(5)	—	(10)
Reclassifications and other items	10	—	16
Dismantling provisions - in the closing balance	696	897	901
o/w non-current provisions	670	876	885
o/w current provisions	26	21	16

(1)Mainly includes the effect of the increase in discount rates in 2022.

Accounting policies

The Group has an obligation to dismantle installed technical equipment and restore the technical sites it occupies.

When the obligation arises, a dismantling asset is recognized against a dismantling provision.

The provision is based on dismantling costs (on a per-unit basis for telephone poles, devices and telephone booths, and on a per-site basis for mobile antennas) incurred by the Group to meet its environmental commitments over the asset dismantling and site restoration planning. The provision is assessed on the basis of the identified costs for the current fiscal year, extrapolated for future years using the best estimate that will allow the obligation to be settled. This estimate is reviewed annually and the provision is adjusted where necessary against the dismantling asset recognized and the underlying assets, if any. The provision is discounted at a rate set by geographical area corresponding to the average risk-free rate of a 15-year government bond.

When the obligation is settled, the provision is reversed against the net carrying value of the dismantling asset and the net carrying value of the underlying assets if the dismantling asset is less than the financial provision reversal.